Segment Reporting - Schedule of Revenue by Product Category (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule Revenue by Product Category [Line Items]
Revenue	$ 35,611,761	$ 50,278,937	$ 27,859,228
Revenue percentage	100.00%	100.00%	100.00%
Smartphones [Member]
Schedule Revenue by Product Category [Line Items]
Revenue	$ 26,291,822	$ 41,104,583	$ 12,682,287
Revenue percentage	73.80%	81.80%	45.50%
Tablets [Member]
Schedule Revenue by Product Category [Line Items]
Revenue	$ 2,588,041	$ 3,648,756	$ 10,198,626
Revenue percentage	7.30%	7.30%	36.60%
Laptops and others [Member]
Schedule Revenue by Product Category [Line Items]
Revenue	$ 6,731,898	$ 5,525,598	$ 4,978,315
Revenue percentage	18.90%	10.90%	17.90%